Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) MWh Bcf gal
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	56	[1]
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	29	[1]
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	214
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	136
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	11,101,869	[1]
Fixed Price - Electricity - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	367,019	[1]
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	45,351,415
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	45,351,415
Liquids - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	14,413,200	[2]
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 2,700,000,000	[3]
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	700,000,000	[3]
Interest Rate - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 600,000,000	[3]
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	27	[1]
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	8	[1]
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	557
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	488
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	1,537,200	[1]
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 3,915,839,913	[3]
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	1,200,000,000	[3]
Interest Rate - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	750,000,000	[3]
Foreign Exchange - Non- Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	280,000,000	[3],[4]
Foreign Exchange - Non- Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 280,000,000	[3],[4]
NGLs - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	14,413,200

[1]	Includes options.
[2]	Includes NGLs and oil.
[3]	Maturity is determined based on final settlement period.
[4]	Euro equivalent volumes are € 250,000,000.